MORGAN KEEGAN SELECT FUND, INC.
                             MORGAN KEEGAN SELECT FINANCIAL FUND

                                   SUPPLEMENT TO PROSPECTUS
                                    DATED AUGUST 28, 2000

       The purpose of this supplement is to notify you of the following.

o As of the date of this supplement the Morgan Keegan Select Financial Fund ("Fund") is eliminating the sales charge on purchases of Class C shares.

o The initial sales charge will be waived on Class A shares of the Fund purchased during the period from February 14, 2001 to March 15, 2001.

       The chart below replaces the "Shareholder Fees" chart on page 2.

SHAREHOLDER FEES (fees paid directly from
your investment)                               Class A      Class C     Class I
-------------------------------------------------------------------------------

Maximum sales charge (Load) imposed on          4.75%        0.00%       0.00%
purchases(as a percentage of offering price)
Maximum deferred sales charge (Load)            0.00%        1.00%       0.00%
(as a percentage of the lesser of the
offering price or net asset value)
Maximum sales charge (Load) Imposed on          None         None        None
reinvested dividends and other distributions
Redemption Fee (as a percentage of amount       None         None        None
redeemed)
Exchange Fee                                    None         None        None


        The chart below replaces the "Example" chart on page 3.

                                        Class A         Class C         Class I
                                   ---------------------------------------------

1 Year                                   $660             $246           $144
1 Year (if shares are not redeemed)      $660             $349           $144
3 Years (whether or not shares are       $1049            $757           $446
redeemed)



    On page 4, the first bullet under "CLASS C-LEVEL LOAD" should be replaced with the following:

o       No initial sales charge.




                                                                January 23, 2001